SCHEDULE OF UNAUDITED PRO FORMA RESULTS OF OPERATION (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Revenues	$ 7,866	$ 5,164
Net loss	$ (24,552)	$ (17,603)
Basic and diluted net loss per share	$ (0.04)	$ (0.04)